Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 4.5%
Verizon Communications, Inc.	778,800	46,159,476
Total Communication Services		46,159,476
Consumer Discretionary 7.1%
Internet & Direct Marketing Retail 2.4%
Qurate Retail, Inc.(a)	2,217,813	24,506,834
Specialty Retail 4.7%
Lowe’s Companies, Inc.	298,900	49,225,841
Total Consumer Discretionary		73,732,675
Consumer Staples 4.9%
Food Products 1.8%
Tyson Foods, Inc., Class A	301,400	18,927,920
Tobacco 3.1%
Philip Morris International, Inc.	395,000	31,517,050
Total Consumer Staples		50,444,970
Energy 7.9%
Energy Equipment & Services 1.7%
TechnipFMC PLC	2,250,000	17,325,000
Oil, Gas & Consumable Fuels 6.2%
Chevron Corp.	161,500	13,554,695
Marathon Petroleum Corp.	488,000	17,304,480
Williams Companies, Inc. (The)	1,630,000	33,838,800
Total		64,697,975
Total Energy		82,022,975
Financials 18.0%
Banks 11.2%
Bank of America Corp.	1,120,000	28,828,800
Citigroup, Inc.	616,200	31,500,144
JPMorgan Chase & Co.	275,000	27,552,250
Wells Fargo & Co.	1,125,900	27,190,485
Total		115,071,679
Capital Markets 2.5%
Morgan Stanley	488,500	25,529,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.3%
American International Group, Inc.	675,000	19,669,500
MetLife, Inc.	650,000	24,999,000
Total		44,668,500
Total Financials		185,269,189
Health Care 14.0%
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	394,700	34,366,529
Health Care Providers & Services 7.0%
Cigna Corp.	172,500	30,596,325
Humana, Inc.	99,500	41,309,415
Total		71,905,740
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	610,000	37,942,000
Total Health Care		144,214,269
Industrials 8.8%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	275,000	16,775,000
Industrial Conglomerates 2.0%
Honeywell International, Inc.	122,500	20,279,875
Machinery 1.0%
Caterpillar, Inc.	75,242	10,707,689
Road & Rail 4.2%
CSX Corp.	313,000	23,931,980
Union Pacific Corp.	101,000	19,436,440
Total		43,368,420
Total Industrials		91,130,984
Information Technology 13.3%
Communications Equipment 2.8%
Cisco Systems, Inc.	670,700	28,316,954
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	802,600	26,052,396
Columbia Select Large Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	425,000	26,180,000
QUALCOMM, Inc.	231,800	27,607,380
Total		53,787,380
Software 2.8%
Teradata Corp.(a)	1,183,409	28,816,009
Total Information Technology		136,972,739
Materials 11.3%
Chemicals 3.7%
FMC Corp.	354,200	37,849,812
Metals & Mining 7.6%
Barrick Gold Corp.	1,696,397	50,298,171
Freeport-McMoRan, Inc.	1,835,000	28,644,350
Total		78,942,521
Total Materials		116,792,333
Utilities 8.0%
Electric Utilities 4.6%
FirstEnergy Corp.	990,531	28,319,282
NextEra Energy, Inc.	70,600	19,709,402
Total		48,028,684
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 3.4%
AES Corp. (The)	1,967,911	34,930,420
Total Utilities		82,959,104
Total Common Stocks (Cost $685,598,923)		1,009,698,714

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(b),(c)	15,950,263	15,950,263
Total Money Market Funds (Cost $15,948,316)		15,950,263
Total Investments in Securities (Cost: $701,547,239)		1,025,648,977
Other Assets & Liabilities, Net		6,631,781
Net Assets		1,032,280,758

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	34,560,903	60,206,949	(78,808,398)	(9,191)	15,950,263	7,547	9,217	15,950,263
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Value Fund | Quarterly Report 2020